Consolidated Balance Sheets (Parenthetical)(EUR (€))	Dec. 31, 2012	Dec. 31, 2011
Ordinary Shares, par value	€ 0.05	€ 0.05
Ordinary Shares, shares authorized	810,000,000	810,000,000
Ordinary Shares, shares issued	594,949,536	589,346,275
Ordinary Shares, shares outstanding	594,949,536	589,346,275
Executive Shares, par value	€ 1.25	€ 1.25
Executive Shares, shares authorized	1,000	1,000
Executive Shares, shares issued	0	1,000
Executive Shares, shares outstanding	0	1,000
B Executive Shares, par value	€ 0.05	€ 0.05
B Executive Shares, shares authorized	25,000	25,000
B Executive Shares, shares issued	0	21,375
B Executive Shares, shares outstanding	0	21,375